Angel Oak Mortgage Trust I, LLC 2019-1 ABS-15G

Exhibit 99.12

Client Name:
Client Project Name:	AOMT 2018-4
Start - End Dates:	09/27/2018 - 10/11/2018
Deal Loan Count:	221

Conditions Report 2.0

Loans in Report:	221
Loans with Conditions:	220

273 - Total Active Conditions
1 - Material Conditions
1 - Credit Review Scope
1 - Category: Assets
272 - Non-Material Conditions
71 - Credit Review Scope
1 - Category: Application
10 - Category: Assets
27 - Category: Credit/Mtg History
5 - Category: DTI
16 - Category: Income/Employment
1 - Category: Legal Documents
2 - Category: LTV/CLTV
9 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
2 - Category: FEMA
1 - Category: Property
198 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
7 - Category: Federal Consumer Protection
16 - Category: RESPA
1 - Category: Right of Rescission
3 - Category: State Consumer Protection
1 - Category: State Late Charges
22 - Category: State Rate Spread
5 - Category: Texas Home Equity
5 - Category: TILA
133 - Category: TILA/RESPA Integrated Disclosure
376 - Total Satisfied Conditions

64 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
6 - Category: Assets
13 - Category: Credit/Mtg History
8 - Category: DTI
14 - Category: Income/Employment
8 - Category: Insurance
10 - Category: Legal Documents
2 - Category: Terms/Guidelines
1 - Category: Title
214 - Property Valuations Review Scope
211 - Category: Appraisal
2 - Category: Property
1 - Category: Value
98 - Compliance Review Scope
14 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
6 - Category: Documentation
1 - Category: Federal Consumer Protection
4 - Category: Federal Higher-Priced
3 - Category: Right of Rescission
1 - Category: State Consumer Protection
5 - Category: Texas Home Equity
62 - Category: TILA/RESPA Integrated Disclosure
36 - Total Waived Conditions

34 - Credit Review Scope
8 - Category: Assets
6 - Category: Credit/Mtg History
2 - Category: DTI
7 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
5 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
2 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage

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